Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense [Abstract]
Federal	$ 15,171	$ 13,897	$ 26,510
State	2,359	1,756	2,221
Total current tax expense	17,530	15,653	28,731
Enactment of Federal Tax Reform	0	0	5,054
Deferred tax expense (benefit)	1,139	2,556	(183)
Total income tax expense	18,669	18,209	33,602
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(5,156)	(5,204)
Difference in reporting the allowance for loan losses, net	11,385	12,082
Other income or expense not yet reported for tax purposes	(314)	(210)
Depreciable assets	(2,347)	(1,961)
Net deferred tax asset at end of year	3,568	4,707	7,263
Net deferred tax asset at beginning of year	4,707	7,263
Deferred tax expense	1,139	2,556	$ (183)
Deferred tax assets, unrealized losses on available-for-sale securities		3,700
Deferred tax liabilities, unrealized losses on available-for-sale securities	(101)
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans	(1,400)	$ (200)
Tax Cuts and Jobs Act [Abstract]
Re-measurement of deferred tax asset, Provisional income tax expense	$ 5,100
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	35.00%
Increase/(decrease) in taxes resulting from [Abstract]
Tax exempt income	0.00%	(0.10%)	(0.10%)
State income tax, net of federal tax benefit	2.60%	2.40%	1.60%
Enactment of Federal Tax Reform	0.00%	0.00%	6.60%
Other items	0.80%	(0.40%)	0.70%
Effective income tax rate	24.40%	22.90%	43.80%
Deferred tax assets temporary differences [Abstract]
Deferred tax liabilities, fixed assets temporary differences	$ 880
Annual deduction for compensation paid to employee	$ 1,000
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2016
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2019
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2016
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2019